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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

      Farmers Annuity Separate Account A
      3003 77th Avenue, S.E.
      Mercer Island, WA 98040


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2.    Name of each series or class of securities for which this Form is filed
      (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):9

      Individual flexible premium variable annuity contracts

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3.    Investment Company Act File Number:    811-09547

      Securities Act File Number:            333-85183

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4(a). Last day of fiscal year for which this Form is filed: December 31, 2002

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4(b). [ ]   Check box if this From is being filed late (i.e., more than
            90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ]   Check box if this is the last time the issuer will be
            filing this Form.


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5.    Calculation of registration fee:

      (i)     Aggregate sale price of securities
              sold during the fiscal year pursuant
              to section 24(f):                                    $121,859,556
                                                                   ------------
      (ii)    Aggregate price of securities redeemed  $87,630,358
                                                      -----------
              or repurchased during the fiscal year:

      (iii)   Aggregate price of shares redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the
              Commission:                                     $  0
                                                              ----

      (iv)    Total available redemption credits
              [add items 5(ii) and 5(iii)]:                          $87,630,358
                                                                     -----------


      (v)     Net sales -- if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                       $34,229,198
                                                                     -----------
      --------------------------------------------------------------
      (vi)    Redemption credits available for use            $  0
              in future years -- if Item 5(i) is              ----
              less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:
      --------------------------------------------------------------

      (vii)   Multiplier for determining
              registration fee (See Instruction C.9):
                                                                     x  .0000809
                                                                       ---------
      (viii)  Registration fee due [multiply Item
              5(v) by Item 5(vii)] (enter "0" if no
              fee is due):                                       =     $2,769.14
                                                                       ---------
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
      deducted here:        0      .  If there is a number of shares or other
      units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
      number here:          0        .
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7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                     +$        0
                                                                     -----------
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                     = $2,769.14
                                                                     -----------

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:        March 20, 2003
      Method of Delivery:
                   *    Wire Transfer
                  [ ]   Mail or other means
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                                   SIGNATURES
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      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*       /s/ John R. Patton
                                    ------------------------------
                                    John R. Patton
                                    Secretary


      Date   March 21, 2003
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                  *Please print the name and title of the signing officer below the signature.